Leases - Total contractual cash flow carrying amount (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Carrying value	$ 39,053	$ 20,000	$ 12,426
Total contractual cash flows	45,547
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	8,047
1-3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	14,499
3-5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	11,171
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total contractual cash flows	$ 11,829